Share Capital (Details) - USD ($)	Jul. 16, 2025	Jun. 25, 2025	Mar. 21, 2024	Dec. 22, 2025	May 29, 2024
Share Capital [Line Items]
Par value				$ 1
Underwriting discount	$ 9,200,000
Class A Ordinary Shares [Member]
Share Capital [Line Items]
Vote			1
Class B Ordinary Shares [Member]
Share Capital [Line Items]
Par value			$ 0.00001
Authorized share capital			25,000,000
Kandal M Venture Limited [Member]
Share Capital [Line Items]
Share capital			$ 50,000
Ordinary shares issued			5,000,000,000
Par value			$ 0.00001
Kandal M Venture Limited [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Par value			$ 0.00001
Authorized share capital			4,975,000,000
Kandal M Venture Limited [Member] | Class B Ordinary Shares [Member]
Share Capital [Line Items]
Vote			20
Initial Public Offering [Member]
Share Capital [Line Items]
Ordinary shares issued		2,000,000
Par value		$ 4
Underwriting discount		$ 8,000,000
Over-Allotment Options [Member]
Share Capital [Line Items]
Ordinary shares issued	300,000
Par value	$ 4
Underwriting discount	$ 1,200,000
Ordinary shares [member] | Kandal M Venture Limited [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Share capital					$ 13,000,000
Ordinary shares [member] | Kandal M Venture Limited [Member] | Class B Ordinary Shares [Member]
Share Capital [Line Items]
Share capital					$ 3,000,000
Ordinary shares issued					3,000,000
Ordinary shares outstanding					3,000,000